American Electric Power
1 Riverside Plaza
Columbus, OH 43215

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

Re:	File No. 0-343
Public Service Company of Oklahoma
Annual Report on Form 10-K

To Whom It May Concern:

On behalf of Public Service Company of Oklahoma (the “Company”), we are filing herewith, under the Securities Exchange Act of 1934, the Annual Report on Form 10-K of the Company for the fiscal year ended December 31, 2016.

The financial statements in the 2016 Annual Report, incorporated herein by reference, do not reflect any significant change in any accounting principles or practices, or in the method of applying such principles or practices, from the financial statements included in the Company’s 2015 Annual Report.

Very truly yours,

/s/ Thomas G. Berkemeyer
Thomas G. Berkemeyer
Assistant Secretary
(614) 716-1648